Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000070760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		(5.79%)	(1.00%)	1.10%
C000024703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Average Annual Return, Percent		(3.41%)	(0.42%)	1.32%
C000219236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[1]	(1.03%)	0.19%	1.71%
C000024704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		(5.60%)	(0.91%)	1.25%
C000219237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	[2]	(0.88%)	0.21%	1.83%
C000034361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Average Annual Return, Percent		(6.15%)	0.00%	1.99%
C000034363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Average Annual Return, Percent		(3.35%)	0.17%	1.85%
C000034364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Average Annual Return, Percent		(3.55%)	0.74%	2.37%
C000130166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		(1.43%)	1.17%	2.72%
Without Sales Load [Member] | C000070760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		(1.38%)	(0.08%)	1.57%
Without Sales Load [Member] | C000024703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares without sales load
Average Annual Return, Percent		(1.43%)	(0.21%)	1.42%
Without Sales Load [Member] | C000024704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		(1.11%)	0.00%	1.71%
Without Sales Load [Member] | C000034361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares without sales load
Average Annual Return, Percent		(1.70%)	0.93%	2.46%
Without Sales Load [Member] | C000034363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares without sales load
Average Annual Return, Percent		(2.40%)	0.17%	1.85%
Without Sales Load [Member] | C000034364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class F Shares without sales load
Average Annual Return, Percent		(1.67%)	0.94%	2.47%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Average Annual Return, Percent		0.44%	0.65%	2.28%
S And P Municipal Bond OH [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond OH
Average Annual Return, Percent		0.14%	0.44%	2.64%
Morningstar Municipal Ohio Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Ohio Funds Average
Average Annual Return, Percent		(1.11%)	(0.12%)	1.50%
S And P Municipal Bond Pennsylvania Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Average Annual Return, Percent		0.65%	0.68%	2.36%
Morningstar Muni Pennsylvania Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Muni Pennsylvania Funds Average
Average Annual Return, Percent		(1.14%)	0.06%	1.73%
S And P Municipal Bond 10 AAA And AA 15 A 25 BBB 50 High Yield All 3 Year Plus Sub Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond 10% AAA&AA/15% A/25% BBB/50% High Yield, All 3-Year Plus Sub-Index
Average Annual Return, Percent		(0.74%)	1.58%	3.71%
Morningstar High Yield Muni Funds Average Category [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Muni Funds Average Category
Average Annual Return, Percent		(2.48%)	0.64%	2.52%

[1]	The Fund’s Institutional Shares commenced operations on April 28, 2020. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class F Shares. The performance of the Class F Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class F Shares.
[2]	The Fund's Institutional Shares commenced operations on April 28, 2020. For the periods prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has been adjusted to reflect the absence of sales charges.